Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Schedule of contractual maturities of financial liabilities

		Between 1	Between 2
	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2017	US $	US $	US $	US $	Total
Trade and other payables	10,889,554	—	—	—	10,889,554
Payable on completion of clinical trial	500,000	—	—	—	500,000
Derivative liabilities	—	—	12,626,299	—	12,626,299
Term Loan and other non-current (Note 13)	—	4,699,701	10,730,299	—	15,430,000

	11,389,554	4,699,701	23,356,598	—	39,445,853

		Between 1	Between 2
	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2016	US $	US $	US $	US $	Total
Trade and other payables	12,319,117	—	—	—	12,319,117
Payable on completion of clinical trial	500,000	—	—	—	500,000
Derivative liabilities	—	—	5,798,058	—	5,798,058

	12,819,117	—	5,798,058	—	18,617,175

Schedule of carrying amounts of foreign currency denominated monetary net assets
	December 31, 2017	December 31, 2016
	US $	US $
Sterling - Cash	461,857	17,795